12. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2018
Notes
12. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

12. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

The non-cash transactions during the years ended December 31, 2018, 2017 and 2016 were as follows:

•      $23,796 (2017 - $21,520; 2016 - $14,240) in mineral exploration expenses was related to depreciation;

•      $Nil (2017 - $40,490; 2016 - $Nil) in equipment was purchased and financed with a long term loan. See Note 9.

•      $Nil (2017 - $Nil; 2016 - $194,040) in reimbursements from optionees related to the fair value of common shares issued by a former joint venture partner;

•      $Nil (2017 - $Nil; 2016 - $437,900) was reclassified from equity reserves to share capital pursuant to the exercise of warrants, stock options and finder’s options;

•      $Nil (2017 - $Nil; 2016 - $47,540) in share issue costs related to the issue of finder’s options pursuant to the private placement financing completed.

•      As at December 31, 2018, a total of $3,311 (2017 - $Nil; 2016 - $Nil) in share issue costs were included in accounts payable and accrued liabilities and $32,000 (2017 - $Nil; 2016 - $Nil) were included in due to related parties.